As filed with the Securities and Exchange Commission on April 12, 2002



                                                  Registration No. 333 - 83957
                                                                   811 - 09503


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-4

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  _____
                       Pre-Effective Amendment No.
                       Post-Effective Amendment No. 11


                                      and

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 _____
                          Amendment No. 13



                             SEPARATE ACCOUNT VA C
                          (Exact Name of Registrant)


                      TRANSAMERICA LIFE INSURANCE COMPANY
                              (Name of Depositor)


                            4333 Edgewood Road N.E.
                          Cedar Rapids, IA 52499-0001
             (Address of Depositor's Principal Executive Offices)
                 Depositor's Telephone Number: (319) 297-8468

                             Frank A.  Camp, Esq.
                      Transamerica Life Insurance Company
                           4333 Edgewood Road, N.E.
                          Cedar Rapids, IA 52499-4520
                    (Name and Address of Agent for Service)

                                   Copy to:
                          Frederick R.  Bellamy, Esq.
                       Sutherland Asbill and Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2415

Title of Securities Being Registered:  Flexible Premium Variable Annuity
Policies

It is proposed that this filing become effective:

         immediately upon filing pursuant to paragraph (b) of Rule 485
---

 X      on May 1, 2002 pursuant to paragraph (b) of Rule 485

---
        60 days after filing pursuant to paragraph (a)(1) of Rule 485
---
        on ______________ pursuant to paragraph (a)(1) of Rule 485
---
If appropriate, check the following box:


___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on March 15, 2002. Parts A, B and C of the prior filing (Post-Effective Amendment No. 10 to Form N-4, File No. 333-83957) are incorporated by reference.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 11/th/ day of April, 2002.




                                         SEPARATE ACCOUNT VA C

                                         TRANSAMERICA LIFE INSURANCE COMPANY
                                         Depositor
                                                                           *
                                         -----------------------------------
                                         Larry N. Norman
                                         President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.


Signatures                  Title                          Date
----------                  -----                          ----
                         *  Director                       ___________, 2002
--------------------------
Patrick S. Baird

     /s/ Craig D. Vermie    Director                       April 11   , 2002
--------------------------                                 ---------
Craig D. Vermie

                         *  Director                       ___________, 2002
--------------------------  (Principal Executive Officer)
Larry N. Norman

                         *  Director                       ___________, 2002
--------------------------
Douglas C. Kolsrud

                         *  Vice President and             ___________, 2002
--------------------------  Corporate Controller
Robert J. Kontz

                         *  Director, Vice President,      ___________, 2002
--------------------------  Treasurer, and Chief
Brenda K. Clancy            Financial Officer

*By Craig D. Vermie, Attorney-in-Fact